SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

31.        SUBSEQUENT EVENTS

31.1On July 30, 2021, the Group’s subsidiary, iSky, Inc. was converted from a c-corp to a limited liability company, by the filing of a certificate of conversion and formation with the Delaware Secretary of State.  The subsidiary is now known as iSky, LLC.

31.2On September 30, 2021, the PNC Credit Facility was amended, with an effective date of July 30, 2021, to join iSky, LLC as a borrower, with substantially all of its assets pledged as security.

31.3These consolidated financial statements were authorized for issue by the Chairman of IBEX Limited on behalf of the Board of Directors of IBEX Limited, on October 13, 2021.